Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000011741 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.50%
C000011741 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011741 | Trade Desk, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011741 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011741 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011741 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011741 | Samsara, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011741 | Carvana Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011741 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011741 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011741 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.00%
C000011741 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011741 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011741 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011741 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011741 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011741 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.70%
C000011741 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.40%
C000011741 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000011740 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.50%
C000011740 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011740 | Trade Desk, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011740 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011740 | Global-e Online Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011740 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011740 | Samsara, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011740 | Carvana Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011740 | Aurora Innovation, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011740 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011740 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.00%
C000011740 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011740 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.50%
C000011740 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011740 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000011740 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011740 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.70%
C000011740 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	23.40%
C000011740 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000011752 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011752 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011752 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000011752 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000011752 | BB
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000011752 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000011752 | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011752 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011752 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011752 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011752 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011752 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011752 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.60%
C000011752 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	63.50%
C000011751 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011751 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011751 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000011751 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000011751 | BB
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000011751 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000011751 | A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011751 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011751 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011751 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011751 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011751 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011751 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	27.60%
C000011751 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	63.50%
C000011754 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011754 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011754 | Mahindra & Mahindra Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011754 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011754 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011754 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011754 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011754 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011754 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011754 | State Bank of India---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011754 | Poland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011754 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011754 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011754 | United States
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011754 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011754 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011754 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011754 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.10%
C000011754 | China
Holdings [Line Items]
Percent of Total Investments	21.70%
C000011754 | India
Holdings [Line Items]
Percent of Total Investments	24.20%
C000011753 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011753 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011753 | Mahindra & Mahindra Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011753 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011753 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011753 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011753 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011753 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011753 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011753 | State Bank of India---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011753 | Poland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011753 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011753 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011753 | United States
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011753 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011753 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011753 | Korea, Republic of
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011753 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.10%
C000011753 | China
Holdings [Line Items]
Percent of Total Investments	21.70%
C000011753 | India
Holdings [Line Items]
Percent of Total Investments	24.20%
C000011764 | Region South America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011764 | Region United States
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011764 | Region Africa
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011764 | Region Asia
Holdings [Line Items]
Percent of Total Investments	7.70%
C000011764 | Region Europe
Holdings [Line Items]
Percent of Total Investments	19.20%
C000011764 | Region North America
Holdings [Line Items]
Percent of Total Investments	67.20%
C000011764 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011764 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011764 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	21.90%
C000011764 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.90%
C000011764 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.00%
C000011764 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%
C000011764 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011764 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.60%
C000011764 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011764 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011764 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011764 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000011764 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	37.80%
C000097939 | Region South America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000097939 | Region United States
Holdings [Line Items]
Percent of Total Investments	1.00%
C000097939 | Region Africa
Holdings [Line Items]
Percent of Total Investments	1.90%
C000097939 | Region Asia
Holdings [Line Items]
Percent of Total Investments	7.70%
C000097939 | Region Europe
Holdings [Line Items]
Percent of Total Investments	19.20%
C000097939 | Region North America
Holdings [Line Items]
Percent of Total Investments	67.20%
C000097939 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.60%
C000097939 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.00%
C000097939 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	21.90%
C000097939 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.90%
C000097939 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	17.00%
C000097939 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%
C000097939 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000097939 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.60%
C000097939 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000097939 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.70%
C000097939 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.40%
C000097939 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	5.30%
C000097939 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	37.80%
C000011757 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.00%
C000011757 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011757 | Trade Desk, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011757 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011757 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011757 | Samsara, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011757 | Carvana Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011757 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011757 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011757 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011757 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011757 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011757 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011757 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011757 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000011757 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	32.20%
C000011757 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.50%
C000011758 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.00%
C000011758 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011758 | Trade Desk, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011758 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011758 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011758 | Samsara, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011758 | Carvana Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011758 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011758 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011758 | MercadoLibre, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011758 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011758 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011758 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011758 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000011758 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	32.20%
C000011758 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.50%